Shareholder Fees - Independent Franchise Partners US Equity Fund - Independent Franchise Partners US Equity Fund Shares	Jan. 28, 2026
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(0.25%)